Inventories (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Lubricants	$ 12,293	$ 12,071
Bunkers	38,860	15,365
Total	$ 51,153	$ 27,436